REVISION OF PREVIOUSLY ISSUED QUATERLY FINANCIAL STATEMENTS (Unaudited)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
REVISION OF PREVIOUSLY ISSUED QUATERLY FINANCIAL STATEMENTS (Unaudited)
17. REVISION OF PREVIOUSLY ISSUED QUARTERLY FINANCIAL STATEMENTS (Unaudited)
The disclosures in this note apply to JCP&L.
As discussed in Note 1.,“Organization and Basis of Presentation,” during the fourth quarter of 2025, JCP&L identified an error in the recording of certain expenses for smart meter cost of removal associated with the deployment of its AMI program resulting in an understatement of expense on the Statements of Income and Comprehensive Income and Regulatory assets/liabilities on the Balance Sheets since 2023. JCP&L evaluated the error, and the specific impact on each affected prior period was not material, however, as a result of the cumulative impact, JCP&L determined to revise previously issued financial statements to correct the error and in doing so also corrected certain other previously identified immaterial errors, including the misclassification of certain retired assets.

JCP&L will revise previously reported financial information for this error in its future filings, as applicable. A summary of the corrections to the impacted financial statement line items to JCP&L’s previously issued unaudited quarterly Statements of Income and Comprehensive Income, Balance Sheets, Statements of Cash Flows and the Statements of Common Stockholder’s Equity are as follows:
JCP&L Interim Statements of Income and Comprehensive Income

	For the Three Months Ended March 31, 2025			For the Three Months Ended March 31, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Deferral of regulatory assets, net	$(22)	$2	$(20)	$(39)	$2	$(37)
Other operating expenses	145	—	145	187	(1)	186
Total operating expenses	492	2	494	462	1	463
Operating income	74	(2)	72	4	(1)	3
Income before income taxes	65	(2)	63	(12)	(1)	(13)
Income taxes	16	—	16	(4)	—	(4)
Net income (loss)	49	(2)	47	(8)	(1)	(9)
Comprehensive income	49	(2)	47	(8)	(1)	(9)

	For the Three Months Ended June 30, 2025			For the Six Months Ended June 30, 2025
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Deferral of regulatory assets, net	$(14)	$2	$(12)	$(36)	$4	$(32)
Other operating expenses	133	4	137	278	4	282
Total operating expenses	493	6	499	985	8	993
Operating income	99	(6)	93	173	(8)	165
Income before income taxes	88	(6)	82	153	(8)	145
Income taxes	22	(2)	20	38	(2)	36
Net income	66	(4)	62	115	(6)	109
Comprehensive income	66	(4)	62	115	(6)	109

	For the Three Months Ended June 30, 2024			For the Six Months Ended June 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Deferral of regulatory assets, net	$(34)	$4	$(30)	$(73)	$5	$(68)
Other operating expenses	158	(1)	157	345	(2)	343
Total operating expenses	458	3	461	920	3	923
Operating income	99	(3)	96	103	(3)	100
Income before income taxes	78	(3)	75	66	(3)	63
Income taxes	21	(1)	20	17	(1)	16
Net income	57	(2)	55	49	(2)	47
Comprehensive income	57	(2)	55	49	(2)	47

	For the Three Months Ended September 30, 2025			For the Nine Months Ended September 30, 2025
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Amortization (deferral) of regulatory assets, net	$11	$2	$13	$(25)	$6	$(19)
Other operating expenses	158	—	158	436	4	440
Total operating expenses	692	2	694	1,677	10	1,687
Operating income	172	(2)	170	345	(10)	335
Income before income taxes	160	(2)	158	313	(10)	303
Income taxes	41	(1)	40	79	(3)	76
Net income	119	(1)	118	234	(7)	227
Comprehensive income	119	(1)	118	234	(7)	227

	For the Three Months Ended September 30, 2024			For the Nine Months Ended September 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Amortization (deferral) of regulatory assets, net	$(25)	$2	$(23)	$(98)	$8	$(90)
Other operating expenses	179	1	180	524	(1)	523
Total operating expenses	605	3	608	1,525	7	1,532
Operating income	160	(3)	157	263	(7)	256
Income before income taxes	150	(3)	147	216	(7)	209
Income taxes	41	(1)	40	58	(2)	56
Net income	109	(2)	107	158	(5)	153
Comprehensive income	109	(2)	107	158	(5)	153
JCP&L Interim Balance Sheets

	As of March 31, 2025			As of March 31, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
PP&E - In service	$8,807	$34	$8,841	$8,340	$12	$8,352
Accumulated provision for depreciation	2,415	30	2,445	2,371	8	2,379
PP&E Excluding CWIP	6,392	4	6,396	5,969	4	5,973
Total PP&E	7,053	4	7,057	6,469	4	6,473
Regulatory assets/(liabilities)	292	(20)	272	9	(10)	(1)
Total investments and other noncurrent assets	2,683	(20)	2,663	2,353	(9)	2,344
Total assets	10,073	(16)	10,057	9,212	(5)	9,207
Accumulated deferred income taxes, net	1,223	(4)	1,219	986	(1)	985
Total noncurrent liabilities	3,981	(4)	3,977	3,692	—	3,692
Total liabilities	5,075	(4)	5,071	4,946	—	4,946
Retained earnings	1,341	(12)	1,329	1,216	(5)	1,211
Total common stockholder’s equity	4,998	(12)	4,986	4,266	(5)	4,261

	As of June 30, 2025			As of June 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
PP&E - In service	$8,940	$30	$8,970	$8,458	$16	$8,474
Accumulated provision for depreciation	2,434	30	2,464	2,388	12	2,400
PP&E Excluding CWIP	6,506	—	6,506	6,070	4	6,074
Total PP&E	7,232	—	7,232	6,581	4	6,585

	As of June 30, 2025			As of June 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
Regulatory assets/(liabilities)	354	(23)	331	95	(13)	82
Total investments and other noncurrent assets	2,763	(23)	2,740	2,444	(13)	2,431
Total assets	10,450	(23)	10,427	9,498	(9)	9,489
Accumulated deferred income taxes, net	1,257	(7)	1,250	1,037	(2)	1,035
Total noncurrent liabilities	4,017	(7)	4,010	3,742	(2)	3,740
Total liabilities	5,385	(7)	5,378	4,574	(2)	4,572
Retained earnings	1,407	(16)	1,391	1,273	(7)	1,266
Total common stockholder’s equity	5,065	(16)	5,049	4,924	(7)	4,917

	As of September 30, 2025			As of September 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
PP&E - In service	$9,002	$55	$9,057	$8,521	$15	$8,536
Accumulated provision for depreciation	2,380	55	2,435	2,402	12	2,414
PP&E Excluding CWIP	6,622	—	6,622	6,119	3	6,122
Total PP&E	7,460	—	7,460	6,707	3	6,710
Regulatory assets/(liabilities)	410	(24)	386	153	(15)	138
Total investments and other noncurrent assets	2,843	(24)	2,819	2,515	(15)	2,500
Total assets	11,490	(24)	11,466	9,611	(12)	9,599
Accumulated deferred income taxes, net	1,292	(7)	1,285	1,109	(3)	1,106
Total noncurrent liabilities	5,380	(7)	5,373	3,831	(3)	3,828
Total liabilities	6,394	(7)	6,387	4,576	(3)	4,573
Retained earnings	1,436	(17)	1,419	1,382	(9)	1,373
Total common stockholder’s equity	5,096	(17)	5,079	5,035	(9)	5,026
JCP&L Interim Statements of Common Stockholder’s of Equity

	As of September 30, 2024
(In millions)	As Reported	Adjustment	As Revised
Balance, January 1, 2024	$4,132	$(4)	$4,128
Net loss	(8)	(1)	(9)
Balance, March 31, 2024	4,266	(5)	4,261
Net income	57	(2)	55
Balance, June 30, 2024	4,924	(7)	4,917
Net income	109	(2)	107
Balance, September 30, 2024	5,035	(9)	5,026

	As of September 30, 2025
(In millions)	As Reported	Adjustment	As Revised
Balance, January 1, 2025	$4,977	$(10)	$4,967
Net income	49	(2)	47
Balance, March 31, 2025	4,998	(12)	4,986
Net income	66	(4)	62
Balance, June 30, 2025	5,065	(16)	5,049
Net income	119	(1)	118
Balance, September 30, 2025	5,096	(17)	5,079

Table of Contents
JCP&L Interim Statements of Cash Flows

	For the Three Months Ended March 31, 2025			For the Three Months Ended March 31, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$49	$(2)	$47	$(8)	$(1)	$(9)
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization and impairments	43	2	45	71	2	73
Deferred income taxes and investment tax credits, net	23	—	23	27	—	27
Net cash provided from operating activities	205	—	205	83	1	84
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	$(206)	$—	$(206)	$(194)	$(1)	$(195)
Net cash used for investing activities	(226)	—	(226)	(215)	(1)	(216)
Net change in cash, cash equivalents, and restricted cash	$—	$—	$—	$—	$—	$—

	For the Six Months Ended June 30, 2025			For the Six Months Ended June 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$115	$(6)	$109	$49	$(2)	$47
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization and impairments	94	4	98	108	5	113
Deferred income taxes and investment tax credits, net	53	(2)	51	77	(1)	76
Net cash provided from operating activities	326	(4)	322	164	2	166
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital investments	$(477)	$4	$(473)	$(387)	$(2)	$(389)
Net cash used for investing activities	(527)	4	(523)	(421)	(2)	(423)
Net change in cash, cash equivalents, and restricted cash	$—	$—	$—	$—	$—	$—

	For the Nine Months Ended September 30, 2025			For the Nine Months Ended September 30, 2024
(In millions)	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$234	$(7)	$227	$158	$(5)	$153
Adjustments to reconcile net income to net cash from operating activities-
Depreciation, amortization and impairments	171	6	177	144	8	152
Deferred income taxes and investment tax credits, net	85	(3)	82	148	(2)	146
Net cash provided from operating activities	381	(4)	377	427	1	428
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital investments	$(782)	$4	$(778)	$(599)	$(1)	$(600)
Net cash used for investing activities	(877)	4	(873)	(648)	(1)	(649)
Net change in cash, cash equivalents, and restricted cash	$708	$—	$708	$—	$—	$—